Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Net Carrying Amounts of Monetary Assets And Liabilities Split on Currencies

The carrying amounts of our monetary assets and liabilities split on currencies at the end of the reporting period are as follows (EUR equivalents):

	2017	2016
	(EUR’000)
Danish Kroner (DKK)	2,789	404
US Dollars (USD)	183,362	118,741
Euro (EUR)	(3,767)	52,591
British Pounds (GBP)	1,163	839
Other	(2,387)	(1,713)

	181,160	170,862

Ten percentage strengthening in foreign currency USD against EUR [member]
Summary of Foreign Currency Sensitivity Analysis

The following table details our sensitivity to a 10% increase and decrease in the EUR against the USD and the GBP, respectively.

	2017	2016
	(EUR’000)
Profit or loss before tax	18,336	11,874
Equity	18,336	11,874

Ten percentage strengthening in foreign currency GPB against EUR [member]
Summary of Foreign Currency Sensitivity Analysis	The following table details our sensitivity to a 10% increase and decrease in the EUR against the USD and the GBP, respectively.

	2017	2016
	(EUR’000)
Profit or loss before tax	116	84
Equity	116	84